BUSINESS COMBINATIONS (Acquisition of Nokia Siemens Networks' Microwave Transport Business) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Apr. 30, 2013	Jun. 30, 2012	Feb. 28, 2014	Feb. 28, 2013	May 31, 2012 Nokia Siemens Networks [Member]	Feb. 28, 2014 Nokia Siemens Networks [Member]	Feb. 28, 2013 Nokia Siemens Networks [Member]	May 03, 2012 Nokia Siemens Networks [Member]	Feb. 28, 2014 Nokia Siemens Networks [Member] Customer Relationships [Member]	Feb. 28, 2014 Nokia Siemens Networks [Member] Developed Technology [Member]
Business Acquisition [Line Items]
Consideration paid in cash					$ 12,730
Consideration paid in shares, shares issued		2,000,978			2,000,978
Consideration paid in shares, value of shares issued					5,279
Tangible Assets
Cash
Accounts receivable
Inventory								11,378
Lease holiday								2,093
Other current assets								2,564
Capital assets								6,115
Tangible Assets Acquired								22,150
Tangible Liabilities
Accounts payable
Accrued liabilities								2,484
Capital lease obligation								4,162
Tangible Liabilities Acquired								6,646
Fair Value of Net Tangible Assets								15,504
Intangible Assets
Customer relationships								1,745
Developed technology								10,800
Intangible Assets Acquired								12,545
Goodwill			11,927	11,927
Gain on purchase of business								(19,397)
Purchase price								8,652
Cash					12,730
Common shares of DragonWave					5,279
Other consideration								1,205
Contingent receivable								(10,562)
Total purchase price					8,652
Estimated useful life of acquired intangible assets									3 years	6 years
Gain on change in estimate			(2,759)	(6,958)		2,970	5,416
Change in contingent receivable, payments received, foreign exchange translation and accretion of the relative discounts							2,135
Contingent receivable				13,843			13,843
Revenue			90,011	123,877
Decrease in accounts payable	13,258
Decrease in capital lease obligations	417
Termination fee	8,668
Gain on contract amendment			$ 5,702